Organization, Description of Business and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Working Capital Deficiency	$ 1,865,966
NET LOSS FOR THE YEAR	(230,290)	(258,484)	(258,529)
Net cash used in operating activities	$ (144,344)	$ (117,188)	$ (94,364)